GOING CONCERN	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
GOING CONCERN

The accompanying condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern.  For the three months ended March 31, 2012, the Company had a net loss of $209,485; net cash used in operations of $167,492 and was a development stage company with limited revenues.  In addition, as of March 31, 2012, the Company had a working capital deficit of $441,620, and a deficit accumulated during the development stage of $4,135,899.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern.  These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties.

In order to execute its business plan, the Company will need to raise additional working capital and generate revenues.  There can be no assurance that the Company will be able to obtain the necessary working capital or generate revenues to execute its business plan.

Management’s plan in this regard, includes completing product development, generating marketing agreements with product distributors and raising additional funds through a private placement offering of the Company’s common stock.

Management believes its business development and capital raising activities will provide the Company with the ability to continue as a going concern.